Net Revenues - Schedule of Net Revenue Disaggregated by Geographical Area (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from services rendered		R$ 3,248,442	R$ 2,589,960	R$ 1,684,896
Machinery and vehicles [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from services rendered		166,218
Domestic market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from services rendered	[1]	1,250,749	843,588	534,114
Foreign market [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net revenue from services rendered		R$ 1,831,475	R$ 1,746,372	R$ 1,150,782

[1]	Revenue represented by national (Brazil) clients.